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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Bo J. Howell

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Fund
Schedule of Investments
November 30, 2017 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value
Consumer Discretionary - 3.4%
Media - 3.4%
Discovery Communications, Inc. - Series C *	93,007	$1,681,567

Energy - 32.7%
Energy Equipment & Services - 26.5%
Dawson Geophysical Company *	282,655	1,385,010
Ensco plc - Class A	385,828	2,071,896
Era Group, Inc. *	214,664	2,369,891
Halliburton Company	27,080	1,131,402
PHI, Inc. *	98,813	1,271,723
Pioneer Energy Services Corporation *	426,210	895,041
Schlumberger Ltd.	17,390	1,092,961
Unit Corporation *	139,400	2,981,766
		13,199,690
Oil, Gas & Consumable Fuels - 6.2%
Apache Corporation	26,325	1,101,175
Cloud Peak Energy, Inc. *	169,005	699,681
Devon Energy Corporation	33,825	1,303,277
		3,104,133
Financials - 10.4%
Banks - 3.9%
Wells Fargo & Company	34,927	1,972,328

Consumer Finance - 0.1%
Synchrony Financial	760	27,277

Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. - Class B *	9,536	1,840,543

Insurance - 2.7%
Enstar Group Ltd. *	4,296	952,208
Fairfax Financial Holdings Ltd.	475	258,243
Markel Corporation *	123	136,149
		1,346,600
Health Care - 6.4%
Health Care Equipment & Supplies - 0.6%
Second Sight Medical Products, Inc. *	240,727	296,094

Health Care Providers & Services - 2.3%
AmerisourceBergen Corporation	1,916	162,515
McKesson Corporation	6,495	959,571
		1,122,086
Pharmaceuticals - 3.5%
Allergan plc	10,160	1,766,113

Industrials - 25.5%
Construction & Engineering - 7.7%
Layne Christensen Company *	233,955	3,034,396

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 90.8% (Continued)	Shares	Value
Industrials - 25.5% (Continued)
Construction & Engineering - 7.7% (Continued)
Orion Group Holdings, Inc. *	105,797	$822,043
		3,856,439
Electrical Equipment - 3.9%
Atkore International Group, Inc. *	92,035	1,958,505

Machinery - 13.9%
Colfax Corporation *	89,120	3,320,611
DMC Global, Inc.	154,639	3,115,976
Manitowoc Company, Inc. (The) *	11,960	480,553
		6,917,140
Information Technology - 2.5%
Electronic Equipment, Instruments & Components - 2.3%
Maxwell Technologies, Inc. *	205,185	1,140,829

IT Services - 0.2%
Alliance Data Systems Corporation	475	113,653

Materials - 8.3%
Metals & Mining - 8.3%
Agnico-Eagle Mines Ltd.	11,365	496,764
Allegheny Technologies, Inc. *	110,385	2,513,466
Comstock Mining, Inc. *	938,724	351,458
Seabridge Gold, Inc. *	72,625	780,719
		4,142,407
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
InterGroup Corporation (The) *	34,783	817,401

Total Common Stocks (Cost $45,694,527)		$45,302,805

EXCHANGE-TRADED FUNDS - 6.2%	Shares	Value
SPDR® S&P® Oil & Gas Exploration & Production ETF (Cost $2,647,116)	86,640	$3,094,781

WARRANTS - 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	5,078	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	5,078	0
Total Warrants (Cost $0)		$0

CM Advisors Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 2.4%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.94% (b) (Cost $1,198,596)	1,198,596	$1,198,596

Total Investments at Value - 99.4% (Cost $49,540,239)		$49,596,182

Other Assets in Excess of Liabilities - 0.6%		324,080

Net Assets - 100.0%		$49,920,262

*	Non-income producing security.
(a)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2017, representing 0.0% of net assets.

(b)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
November 30, 2017 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Value
Energy - 32.2%
Energy Equipment & Services - 26.4%
Dawson Geophysical Company *	177,876	$871,592
Ensco plc - Class A	316,564	1,699,949
Era Group, Inc. *	139,343	1,538,347
Newpark Resources, Inc. *	89,250	789,862
Patterson-UTI Energy, Inc.	72,630	1,568,082
PHI, Inc. *	110,080	1,416,729
Pioneer Energy Services Corporation *	752,811	1,580,903
Profire Energy, Inc. *	192,601	348,608
Transocean Ltd. *	121,555	1,232,568
Unit Corporation *	67,210	1,437,622
		12,484,262
Oil, Gas & Consumable Fuels - 5.8%
Ardmore Shipping Corporation *	101,095	803,705
Bill Barrett Corporation *	99,470	581,900
Centennial Resource Development, Inc. - Class A *	51,875	1,052,544
Newfield Exploration Company *	10,430	322,600
		2,760,749
Industrials - 43.5%
Aerospace & Defense - 2.1%
Esterline Technologies Corporation *	13,836	980,280

Construction & Engineering - 9.9%
Layne Christensen Company *	288,110	3,736,787
Orion Group Holdings, Inc. *	123,390	958,740
		4,695,527
Electrical Equipment - 5.0%
Allied Motion Technologies, Inc.	4,140	132,107
Atkore International Group, Inc. *	105,485	2,244,721
		2,376,828
Machinery - 26.5%
Altra Industrial Motion Corporation	39,155	1,902,933
Colfax Corporation *	52,195	1,944,786
Columbus McKinnon Corporation	1,681	67,139
DMC Global, Inc.	200,557	4,041,224
Douglas Dynamics, Inc.	4,055	165,241
Lydall, Inc. *	13,370	736,018
Manitowoc Company, Inc. (The) *	72,003	2,893,081
TriMas Corporation *	30,000	777,000
		12,527,422
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Maxwell Technologies, Inc. *	96,168	534,694

Materials - 14.4%
Metals & Mining - 14.4%
Allegheny Technologies, Inc. *	158,185	3,601,872
Carpenter Technology Corporation	6,940	343,044
Comstock Mining, Inc. *	482,110	180,502

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Value
Materials - 14.4% (Continued)
Metals & Mining - 14.4% (Continued)
Seabridge Gold, Inc. *	100,530	$1,080,698
Synalloy Corporation	124,750	1,609,275
		6,815,391
Real Estate - 2.4%
Real Estate Management & Development - 2.4%
InterGroup Corporation (The) *	47,135	1,107,673

Total Common Stocks (Cost $37,472,252)		$44,282,826

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Value
SPDR® S&P® Oil & Gas Exploration & Production ETF (Cost $731,798)	22,255	$794,948

WARRANTS - 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	6,698	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	6,698	0
Total Warrants (Cost $0)		$0

MONEY MARKET FUNDS - 4.4%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.94% (b) (Cost $2,061,969)	2,061,969	$2,061,969

Total Investments at Value - 99.7% (Cost $40,266,019)		$47,139,743

Other Assets in Excess of Liabilities - 0.3%		144,562

Net Assets - 100.0%		$47,284,305

*	Non-income producing security.
(a)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2017, representing 0.0% of net assets.

(b)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2017 (Unaudited)

CORPORATE BONDS - 50.8%	Par Value	Value
Consumer Discretionary - 6.3%
Automobiles - 0.7%
Toyota Motor Credit Corporation, 1.55%, due 10/18/19	$500,000	$495,973

Household Durables - 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	526,250

Media - 4.2%
Comcast Corporation, 5.70%, due 05/15/18	400,000	407,037
Discovery Communications, Inc.,
5.05%, due 06/01/20	400,000	421,572
4.375%, due 06/15/21	600,000	625,435
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	389,628
Thomson Reuters Corporation, 6.50%, due 07/15/18	1,000,000	1,026,943
		2,870,615
Specialty Retail - 0.6%
AutoZone, Inc., 1.625%, due 04/21/19	420,000	416,661

Consumer Staples - 3.9%
Beverages - 1.5%
Coca-Cola European Partners plc, 3.25%, due 08/19/21	665,000	681,545
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	305,015
		986,560
Food & Staples Retailing - 2.4%
Walgreen Company, 5.25%, due 01/15/19	640,000	660,476
Walgreens Boots Alliance, Inc., 2.70%, due 11/18/19	1,000,000	1,007,023
		1,667,499
Energy - 8.1%
Energy Equipment & Services – 3.8%
Diamond Offshore Drilling, Inc., 3.45%, due 11/01/23	1,000,000	890,000
Era Group, Inc., 7.75%, due 12/15/22	740,000	712,250
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	980,525
		2,582,775
Oil, Gas & Consumable Fuels - 4.3%
Devon Energy Corporation, 6.30%, due 01/15/19	970,000	1,006,048
Kinder Morgan Energy Partners, L.P., 6.50%, due 04/01/20	500,000	541,888
Murphy Oil Corporation, 4.70%, due 12/01/22	1,375,000	1,378,438
		2,926,374
Financials - 5.6%
Commercial Banks - 2.6%
Wells Fargo & Company,
5.625%, due 12/11/17	600,000	600,482
1.65%, due 01/22/18	650,000	649,958
2.55%, due 12/07/20	500,000	501,454
		1,751,894

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 50.8% (Continued)	Par Value	Value
Financials - 5.6% (Continued)
Consumer Finance - 1.5%
American Express Company,
7.00%, due 03/19/18	$800,000	$811,757
8.125%, due 05/20/19	200,000	216,916
		1,028,673
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., 2.10%, due 08/14/19	310,000	310,301

Insurance - 1.0%
Enstar Group Ltd., 4.50%, due 03/10/22	675,000	694,734

Health Care - 3.4%
Health Care Equipment & Supplies - 0.4%
Becton Dickinson & Company, 3.25%, due 11/12/20	288,000	292,469

Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	806,815

Pharmaceuticals - 1.8%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	582,360
Teva Pharmaceuticals Industries Ltd., 1.40%, due 07/20/18	680,000	673,820
		1,256,180
Industrials - 3.6%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc., 5.00%, due 03/30/20	500,000	523,443

Electrical Equipment - 1.1%
Eaton Corporation, 8.10%, due 08/15/22	150,000	183,223
Emerson Electric Company, 5.25%, due 10/15/18	570,000	586,699
		769,922
Machinery - 0.2%
Dover Corporation, 5.45%, due 03/15/18	115,000	116,084

Road & Rail - 1.5%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	844,681
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	205,263
		1,049,944
Information Technology - 7.0%
Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc., 7.25%, due 08/15/36	500,000	619,280

IT Services - 1.1%
International Business Machines Corporation,
7.625%, due 10/15/18	420,000	440,543
1.95%, due 02/12/19	320,000	320,637
		761,180
Software - 2.0%
Microsoft Corporation, 1.55%, due 08/08/21	1,400,000	1,364,488

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 50.8% (Continued)	Par Value	Value
Information Technology - 7.0% (Continued)
Technology Hardware, Storage & Peripherals - 3.0%
EMC Corporation, 1.875%, due 06/01/18	$1,390,000	$1,385,746
Seagate HDD Cayman, 3.75%, due 11/15/18	650,000	659,750
		2,045,496
Materials - 8.3%
Chemicals - 0.7%
E.I. du Pont de Nemours & Company, 6.00%, due 07/15/18	475,000	486,765

Construction Materials - 0.9%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	580,157

Metals & Mining - 6.7%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	829,277
5.87%, due 02/23/22	1,200,000	1,299,120
Allegheny Technologies, Inc.,
9.375%, due 06/01/19	1,020,000	1,126,182
5.95%, due 01/15/21	975,900	1,000,297
Nucor Corporation, 5.85%, due 06/01/18	300,000	305,717
		4,560,593
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc., 2.85%, due 02/14/23	1,375,000	1,362,754
CenturyLink, Inc., 5.80%, due 03/15/22	690,000	659,813
		2,022,567
Utilities - 1.6%
Electric Utilities - 0.7%
Southern Company, 1.85%, due 07/01/19	500,000	497,330

Multi-Utilities - 0.9%
Consolidated Edison Company of New York, Inc.,
5.85%, due 04/01/18	570,000	577,130

Total Corporate Bonds (Cost $33,572,128)		$34,588,152

U.S. TREASURY OBLIGATIONS - 35.7%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 0.8%
2.375%, due 01/15/25	$458,213	$518,973

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS – 35.7% (Continued)	Par Value	Value
U.S. Treasury Notes - 34.9%
0.750%, due 12/31/17	$5,000,000	$4,998,275
2.00%, due 07/31/20	6,000,000	6,018,750
2.375%, due 12/31/20	6,250,000	6,332,519
2.75%, due 11/15/23	6,250,000	6,429,199
		23,778,743

Total U.S. Treasury Obligations (Cost $23,896,448)		$24,297,716

MONEY MARKET FUNDS - 12.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.94% (a) (Cost $8,694,582)	8,694,582	$8,694,582

Total Investments at Value - 99.3% (Cost $66,163,158)		$67,580,450

Other Assets in Excess of Liabilities - 0.7%		515,328

Net Assets - 100.0%		$68,095,778

(a)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
November 30, 2017 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively, the “Funds,” and individually, a “Fund”) are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Warrants held by CM Advisors Fund and CM Advisors Small Cap Value Fund are classified as Level 2 because they trade infrequently or are not actively traded on an exchange. Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of November 30, 2017:

CM Advisors Fund:	Level 1	Level 2		Level 3	Total
Common Stocks	$45,302,805	$-		$-	$45,302,805
Exchange-Traded Funds	3,094,781	-		-	3,094,781
Warrants	-	0	*	-	0
Money Market Funds	1,198,596	-		-	1,198,596
Total	$49,596,182	$0		$-	$49,596,182

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

CM Advisors Small Cap Value Fund:	Level 1	Level 2		Level 3	Total
Common Stocks	$44,282,826	$-		$-	$44,282,826
Exchange-Traded Funds	794,948	-		-	794,948
Warrants	-	0	*	-	0
Money Market Funds	2,061,969	-		-	2,061,969
Total	$47,139,743	$0		$-	$47,139,743

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$34,588,152	$-	$34,588,152
U.S. Treasury Obligations	-	24,297,716	-	24,297,716
Money Market Funds	8,694,582	-	-	8,694,582
Total	$8,694,582	$58,885,868	$-	$67,580,450

*	CM Advisors Fund and CM Advisors Small Cap Value Fund both hold Warrants which have been fair valued at $0.

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of November 30, 2017, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of November 30, 2017:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund

Cost of portfolio investments	$50,314,623	$40,751,687	$66,163,158

Gross unrealized appreciation	$10,173,420	$10,967,156	$1,532,545
Gross unrealized depreciation	(10,891,861)	(4,579,100)	(115,253)

Net unrealized appreciation (depreciation)	$(718,441)	$6,388,056	$1,417,292

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies (PFICs).

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of November 30, 2017, CM Advisors Fund had 38.9% of the value of its net assets invested in stocks and exchange-traded funds within the Energy sector (including 26.5% of its net assets invested in stocks within the Energy Equipment & Services industry) and 25.5% of the value of its net assets invested in stocks within the Industrials sector. As of November 30, 2017, CM Small Cap Value Fund had 43.5% of the value of its net assets invested in stocks within the Industrials sector (including 26.5% of its net assets invested in stock with the Machinery industry) and 33.9% of the value of its net assets invested in stocks and exchange-traded funds within the Energy sector (including 26.4% of its net assets invested in stocks within the Energy Equipment & Services industry).

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 26, 2018

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	January 26, 2018

*	Print the name and title of each signing officer under his or her signature.